Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2021		December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Gold options	—	0.5	—	—
Fair value through OCI
Equity securities	23.9	—	43.7	—
Currency hedging derivative instruments	—	2.6	—	4.3
Fuel options	—	0.4	—	0.1
	$23.9	$3.5	$43.7	$4.4

Disclosure of fair value measurement of liabilities

	December 31, 2021		December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Gold options	—	0.5	—	—
Fair value through OCI
Equity securities	23.9	—	43.7	—
Currency hedging derivative instruments	—	2.6	—	4.3
Fuel options	—	0.4	—	0.1
	$23.9	$3.5	$43.7	$4.4

Disclosure of detailed information about financial instruments
As at December 31, 2021, the Company held shares in the following companies:

Company	Fair Value
Red Pine Exploration Inc.	$9.3
Monarch Mining Corp.	4.8
Orford Mining Corp.	4.7
Manitou Gold Inc.	3.1
Other investments	2.0
$23.9

Disclosure of detailed information about hedges
The fair value of derivative instruments is as follows:

	December 31,	December 31,
	2021	2020
Derivatives designated as hedging instruments
Currency hedging derivative instruments	2.6	$4.3
Fuel options	0.4	0.1
	$3.0	$4.4
Derivatives not designated as hedging instruments
Gold options	$0.5	—

Disclosure of information about credit exposures designated as measured at fair value through profit or loss

	December 31,	December 31,
	2021	2020
Balance, beginning of the period	$5.7	$4.6
Unrealized gain (loss) on currency instruments	2.1	(0.4)
Less: realized (gain) loss on CAD currency instruments	(1.7)	0.8
Less: realized (gain) loss on MXN currency instruments	(2.1)	0.6
Deferred income tax related to hedging instrument	—	0.1
	$4.0	$5.7

Schedule of Contracts Settled on Monthly Basis	The open contracts, which settle on a monthly basis, are summarized as at December 31, 2021:
Canadian dollar contracts

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2022	Collars	507.0	1.25	1.29
2022	Forwards	4.0	—	1.29
2022	Bought Puts	14.0	1.29	—

Mexican Peso contracts

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2022	Collars	1,965.0	20.94	23.65

Schedule of Outstanding Derivative Contracts
The following gold collar contracts are outstanding as of December 31, 2021:

Period Covered	Contract type	Ounces subject to contract	Average purchase put option	Average sold call option
2022	Collars	110,700	$1,762	$2,039
1.The Company also has 110,700 of sold put options at an average price of $1,642 per ounce that mature in the same period as the corresponding collars.
Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2021	December 31, 2020
Impact of a 10% change in foreign exchange rates
Canadian dollar	$1.4	$3.3
Mexican peso	0.4	0.4

Disclosure of credit risk exposure
The currencies of the Company's financial instruments and other foreign currency denominated liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

Cash and cash equivalents	$21.3	$33.5	$8.8	$6.5
Equity securities	23.9	43.7	—	—
Amounts receivable	7.9	6.9	21.0	18.7
Other monetary assets (liabilities)	17.2	20.2	(0.6)	4.1
Accounts payable and accrued liabilities	(83.8)	(71.7)	(26.1)	(25.4)
Deferred income taxes	(561.2)	(490.6)	(62.0)	(58.2)
Total exposure to currency risk	(574.7)	(458.0)	(58.9)	(54.3)
The Company's maximum exposure to credit risk is as follows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$172.5	$220.5
Other receivables	4.0	7.6
Total financial instrument exposure to credit risk	$176.5	$228.1

Schedule of Maturities of Debt
The following table shows the maturities of contractual commitments. The amount presented represents the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Operating and financing leases	0.5	0.9	0.9	—	2.3
Accounts payable and accrued liabilities	157.4	—	—	—	157.4
Decommissioning liability	3.3	21.7	23.9	66.0	114.9
Contract mining	65.5	51.2	38.8	9.3	164.8
Capital commitments	71.2	26.3	26.3	—	123.8
	$297.9	$100.1	$89.9	$75.3	$563.2